Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
CAE Inc.	474,887	$11,513,967

Airlines — 0.2%
Air Canada(a)	267,480	5,098,199

Auto Components — 1.2%
Magna International Inc.	473,846	29,120,376

Banks — 24.6%
Bank of Montreal	1,025,868	73,882,445
Bank of Nova Scotia (The)	1,923,913	93,827,688
Canadian Imperial Bank of Commerce	716,204	60,506,223
National Bank of Canada	541,945	30,085,287
Royal Bank of Canada	2,234,373	182,867,197
Toronto-Dominion Bank (The)	2,837,813	151,712,080

		592,880,920

Capital Markets — 3.9%
Brookfield Asset Management Inc., Class A	2,045,512	82,789,648
CI Financial Corp.	384,390	5,048,474
IGM Financial Inc.	153,769	4,075,905
TMX Group Ltd.	33,061	3,260,178

		95,174,205

Chemicals — 1.9%
Nutrien Ltd.	924,687	45,738,434

Commercial Services & Supplies — 0.3%
GFL Environmental Inc.	122,278	3,340,259
Ritchie Bros Auctioneers Inc.	49,991	3,603,410

		6,943,669

Construction & Engineering — 0.6%
WSP Global Inc.	187,160	13,929,765

Containers & Packaging — 0.5%
CCL Industries Inc., Class B, NVS	250,558	11,071,033

Diversified Financial Services — 0.3%
Onex Corp.	144,747	7,748,360

Diversified Telecommunication Services — 1.0%
BCE Inc.	253,231	11,001,547
TELUS Corp.	657,499	12,709,584

		23,711,131

Electric Utilities — 2.4%
Emera Inc.	392,214	16,298,112
Fortis Inc.	708,202	28,576,189
Hydro One Ltd.(b)	543,908	12,717,349

		57,591,650

Equity Real Estate Investment Trusts (REITs) — 0.4%
Canadian Apartment Properties REIT	143,615	5,669,684
RioCan REIT	284,182	3,846,402

		9,516,086

Food & Staples Retailing — 4.1%
Alimentation Couche-Tard Inc., Class B	1,394,473	46,410,696
Empire Co. Ltd., Class A, NVS	293,443	8,047,661
George Weston Ltd.	128,536	9,532,830
Loblaw Companies Ltd.	297,018	14,714,527
Metro Inc.	415,169	19,113,344

		97,819,058

Security	Shares	Value

Food Products — 0.5%
Saputo Inc.	404,084	$11,234,776

Gas Utilities — 0.3%
AltaGas Ltd.	482,935	6,946,453

Hotels, Restaurants & Leisure — 1.1%
Restaurant Brands International Inc.	459,620	26,249,306

Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp., Class A	44,289	3,482,560
Northland Power Inc.	101,433	3,483,897

		6,966,457

Insurance — 7.3%
Fairfax Financial Holdings Ltd.	43,942	15,102,837
Great-West Lifeco Inc.	464,739	10,833,988
iA Financial Corp. Inc.	182,201	7,995,811
Intact Financial Corp.	225,815	25,317,279
Manulife Financial Corp.	3,136,661	53,564,556
Power Corp. of Canada	922,726	20,819,900
Sun Life Financial Inc.	946,942	42,140,709

		175,775,080

IT Services — 8.6%
CGI Inc.(a)	387,839	28,704,097
Shopify Inc., Class A(a)	165,811	178,845,313

		207,549,410

Media — 0.9%
Quebecor Inc., Class B	300,081	7,488,710
Shaw Communications Inc., Class B, NVS	772,358	13,457,708

		20,946,418

Metals & Mining — 10.1%
Agnico Eagle Mines Ltd.	387,670	25,460,756
B2Gold Corp.	547,342	3,057,918
Barrick Gold Corp.	2,843,927	65,419,758
First Quantum Minerals Ltd.	1,078,478	15,337,873
Franco-Nevada Corp.	303,062	40,427,755
Kinross Gold Corp.	2,061,397	14,714,038
Kirkland Lake Gold Ltd.	446,372	18,328,153
Lundin Mining Corp.	1,147,591	9,192,063
Pan American Silver Corp.	107,606	3,173,626
SSR Mining Inc.(a)	173,787	3,223,890
Teck Resources Ltd., Class B	828,756	13,122,983
Wheaton Precious Metals Corp.	722,632	27,953,964
Yamana Gold Inc.	596,662	3,121,667

		242,534,444

Multi-Utilities — 1.0%
Algonquin Power & Utilities Corp.	961,312	15,095,840
Atco Ltd., Class I, NVS	136,562	4,114,037
Canadian Utilities Ltd., Class A, NVS	223,708	5,600,037

		24,809,914

Multiline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A, NVS	98,831	12,657,598
Dollarama Inc.	487,205	19,985,969

		32,643,567

Oil, Gas & Consumable Fuels — 12.8%
Cameco Corp.	677,308	6,789,282
Canadian Natural Resources Ltd.	1,915,695	43,801,252
Cenovus Energy Inc.	1,803,045	8,960,267
Enbridge Inc.	2,876,543	90,032,089
Imperial Oil Ltd.	450,879	7,821,406

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Inter Pipeline Ltd.	718,526	$7,174,725
Keyera Corp.	376,027	6,502,635
Parkland Corp./Canada	254,106	7,800,244
Pembina Pipeline Corp.	893,413	22,833,428
Suncor Energy Inc.	2,474,383	39,658,103
TC Energy Corp.	1,496,731	65,983,673

		307,357,104

Pharmaceuticals — 0.8%
Bausch Health Companies Inc.(a)	530,853	9,876,430
Canopy Growth Corp.(a)(c)	362,220	10,431,399

		20,307,829

Professional Services — 1.0%
Thomson Reuters Corp.	296,489	23,551,646

Real Estate Management & Development — 0.1%
FirstService Corp.	23,284	3,182,392

Road & Rail — 7.1%
Canadian National Railway Co.	963,027	101,066,187
Canadian Pacific Railway Ltd.	216,622	70,135,113

		171,201,300

Software — 2.7%
BlackBerry Ltd.(a)	931,626	5,499,606
Constellation Software Inc.	32,436	40,254,781
Open Text Corp.	441,781	19,544,181

		65,298,568

Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear Inc.(c)	351,049	9,199,494

Trading Companies & Distributors — 0.1%
Toromont Industries Ltd.	47,463	3,253,810

Security	Shares	Value

Wireless Telecommunication Services — 1.1%
Rogers Communications Inc., Class B, NVS	582,533	$27,537,597

Total Common Stocks — 99.5% (Cost: $2,610,791,095)		2,394,402,418

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	10,982,023	10,988,613
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	815,000	815,000

		11,803,613

Total Short-Term Investments — 0.5% (Cost: $11,795,225)		11,803,613

Total Investments in Securities — 100.0% (Cost: $2,622,586,320)		2,406,206,031

Other Assets, Less Liabilities — 0.0%		208,729

Net Assets — 100.0%		$2,406,414,760

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,143,692	$—	$(1,151,442	)(a)	$2,777	$(6,414)	$10,988,613	10,982,023	$41,977	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	945,000	—	(130,000	)(a)	—	—	815,000	815,000	195		—

					$2,777	$(6,414)	$11,803,613		$42,172		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Canada ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	70	12/17/20	$11,041	$608,198

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,394,402,418	$—	$—	$2,394,402,418
Money Market Funds	11,803,613	—	—	11,803,613

	$2,406,206,031	$—	$—	$2,406,206,031

Derivative financial instruments(a)
Assets
Futures Contracts	$608,198	$—	$—	$608,198

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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